PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.0%
Asset-Backed Securities — 13.7%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.978%(c)	04/20/32	1,000	$998,528
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35	1,750	1,761,370
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32	500	496,250
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.788%(c)	07/20/34	3,000	2,983,500
Battalion CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)
6.920%(c)	01/17/33	2,500	2,478,281
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34	500	491,938
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30	2,470	2,464,584
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.809%(c)	06/20/34	3,250	3,237,985
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34	500	495,479
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.048%(c)	07/20/32	2,500	2,496,397
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	04/15/34	2,250	2,230,236
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.648%(c)	10/20/29	563	562,228
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34	500	495,429

Total Asset-Backed Securities (cost $21,187,805)			21,192,205
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 8.2%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	$2,608,897
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	3,307,166
Fannie Mae-Aces,
Series 2019-M22, Class A2
2.522%	08/25/29	1,787	1,555,943
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	4,000	3,086,026
Series 2022-M13, Class A2
2.680%(cc)	06/25/32	2,000	1,620,634
FHLMC Multifamily Structured Pass-Through Certificates,
Series K151, Class A3
3.511%	04/25/30	400	363,423
Series K152, Class A2
3.080%	01/25/31	140	122,134

Total Commercial Mortgage-Backed Securities (cost $14,656,497)			12,664,223
Corporate Bond — 0.5%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	753,940
(cost $883,491)
Residential Mortgage-Backed Security — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	161	150,836
(cost $167,810)
U.S. Government Agency Obligations — 50.8%
Fannie Mae Interest Strips
4.264%(s)	05/15/30	75	52,110
Federal Farm Credit Bank
1.770%	02/04/31	125	97,910
2.200%	12/09/31	150	120,159
2.350%	03/10/36	115	82,417
2.460%	02/05/35	90	67,405
5.480%	06/27/42	500	468,192
Federal Home Loan Bank
1.750%	06/20/31	90	70,398
2.090%	02/22/36	110	77,532
3.500%	06/11/32	610	539,133
4.250%	09/10/32	210	196,713
5.500%	07/15/36	1,000	1,052,825
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	411	295,595
2.000%	01/01/32	105	93,019
2.000%	12/01/50	1,698	1,297,823
2.000%	05/01/51	450	344,035
2.500%	03/01/30	160	145,815
2.500%	11/01/46	243	196,896
2.500%	04/01/51	2,474	1,976,722
3.000%	06/01/29	118	110,406
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/37	249	$222,732
3.000%	06/01/45	122	103,683
3.000%	01/01/48	203	170,710
3.000%	10/01/49	69	57,797
3.000%	04/01/52	487	403,104
3.000%	05/01/52	733	605,668
3.000%	06/01/52	468	387,622
3.500%	12/01/32	211	198,248
3.500%	07/01/42	222	197,382
3.500%	10/01/42	394	349,500
3.500%	08/01/43	427	378,927
3.500%	09/01/45	141	124,158
3.500%	10/01/45	128	112,170
3.500%	02/01/47	164	143,732
3.500%	07/01/47	256	224,971
3.500%	03/01/48	345	302,260
3.500%	02/01/52	930	801,217
4.000%	06/01/26	8	8,079
4.000%	09/01/26	32	31,339
4.000%	11/01/37	537	507,378
4.000%	09/01/40	114	104,675
4.000%	12/01/40	122	111,584
4.000%	12/01/40	144	131,827
4.000%	11/01/43	285	260,957
4.000%	09/01/48	5	4,934
4.000%	05/01/52	468	417,238
4.500%	09/01/39	444	419,744
4.500%	08/01/48	122	114,104
4.500%	08/01/52	511	469,321
5.000%	06/01/33	116	114,127
5.000%	05/01/34	58	56,817
5.000%	09/01/52	944	891,501
5.500%	05/01/37	22	21,640
5.500%	02/01/38	73	73,038
5.500%	05/01/38	31	30,544
5.500%	10/01/52	1,204	1,163,581
6.000%	09/01/34	38	37,534
6.000%	01/01/37	26	26,749
6.000%	09/01/38	21	21,753
6.000%	08/01/39	24	24,796
6.250%	07/15/32	1,595	1,763,280
6.500%	09/01/32	11	10,711
6.750%	03/15/31	190	212,569
Federal Home Loan Mortgage Corp., MTN
1.220%	08/19/30	95	73,097
1.899%(s)	11/15/38	600	270,610
Federal National Mortgage Assoc.
0.875%	08/05/30	75	57,967
1.500%	11/01/50	1,267	911,557
1.500%	12/01/50	808	581,288
2.000%	08/01/31	108	95,627
2.000%	05/01/36	726	623,576
2.000%	06/01/40	307	247,262
2.000%	07/01/40	327	265,804
2.000%	02/01/41	1,488	1,198,890
2.000%	05/01/41	1,791	1,442,806
2.000%	09/01/50	2,293	1,755,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	10/01/50	1,483	$1,137,057
2.000%	12/01/50	376	287,856
2.000%	02/01/51(k)	3,358	2,566,753
2.000%	05/01/51	671	512,720
2.500%	06/01/28	516	489,017
2.500%	05/01/41	943	770,627
2.500%	02/01/43	89	72,748
2.500%	12/01/46	313	253,062
2.500%	01/01/50	642	514,079
2.500%	03/01/50	199	159,706
2.500%	05/01/50	840	672,195
2.500%	08/01/50	1,992	1,593,865
2.500%	09/01/50	1,434	1,165,689
2.500%	10/01/50	2,236	1,789,295
2.500%	04/01/51	491	391,190
2.500%	04/01/51	1,007	811,353
2.500%	05/01/52	906	726,897
3.000%	TBA	1,000	826,758
3.000%	02/01/31	220	204,906
3.000%	11/01/36	192	171,526
3.000%	03/01/43	331	282,675
3.000%	07/01/43	410	350,733
3.000%	07/01/43	554	473,580
3.000%	09/01/46	283	238,726
3.000%	11/01/46	131	110,336
3.000%	11/01/46	173	146,607
3.000%	11/01/46	734	619,559
3.000%	12/01/47	391	332,770
3.000%	02/01/50	164	136,561
3.000%	06/01/50	284	236,563
3.000%	11/01/51	878	727,938
3.000%	02/01/52	538	446,001
3.000%	04/01/52	895	749,031
3.000%	04/01/52	916	760,739
3.000%	04/01/52	940	777,716
3.500%	07/01/31	279	261,684
3.500%	02/01/33	52	48,888
3.500%	06/01/39	119	105,716
3.500%	04/01/42	201	178,017
3.500%	06/01/42	298	264,121
3.500%	07/01/42	149	131,942
3.500%	07/01/42	390	345,701
3.500%	06/01/45	494	433,903
3.500%	07/01/46	158	138,836
3.500%	12/01/46	153	133,998
3.500%	12/01/46	375	333,029
3.500%	11/01/48	266	232,447
4.000%	TBA	1,000	890,234
4.000%	07/01/37	336	317,391
4.000%	09/01/40	462	423,344
4.000%	06/01/42	295	269,727
4.000%	09/01/44	179	163,265
4.000%	09/01/44	320	292,469
4.000%	04/01/45	169	154,371
4.000%	07/01/45	117	106,501
4.000%	10/01/45	204	186,088
4.000%	10/01/46	63	57,330

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/47	58	$52,453
4.000%	06/01/47	101	91,047
4.000%	07/01/47	105	94,856
4.000%	10/01/47	326	296,887
4.000%	11/01/47	83	75,068
4.000%	11/01/47	114	104,057
4.000%	05/01/52	930	829,055
4.336%(s)	03/17/31	315	215,750
4.500%	05/01/40	444	415,587
4.500%	04/01/42	266	251,655
4.500%	07/01/52	952	874,365
4.500%	01/01/53	417	383,328
5.000%	12/01/31	20	18,613
5.000%	03/01/34	130	127,522
5.000%	06/01/35	55	54,309
5.000%	07/01/35	29	28,191
5.000%	05/01/36	38	36,914
5.000%	07/01/52	460	434,217
5.000%	08/01/52	594	560,565
5.500%	02/01/34	80	79,147
5.500%	09/01/34	83	81,811
5.500%	02/01/35	98	95,528
5.500%	06/01/35	29	28,456
5.500%	06/01/35	49	47,474
5.500%	09/01/35	28	26,847
5.500%	09/01/35	60	58,370
5.500%	10/01/35	96	93,699
5.500%	11/01/35	38	36,450
5.500%	11/01/35	50	48,559
5.500%	11/01/35	185	184,492
6.000%	12/01/33	8	7,794
6.000%	02/01/34	46	47,086
6.000%	08/01/34	—(r)	174
6.000%	11/01/34	—(r)	221
6.000%	01/01/35	1	1,165
6.000%	01/01/36	50	49,516
6.000%	05/01/38	18	17,992
6.500%	07/01/32	78	78,727
6.500%	08/01/32	24	24,023
6.500%	10/01/32	94	96,539
6.500%	10/01/37	71	72,682
6.625%	11/15/30	2,535	2,805,369
7.000%	12/01/31	18	18,310
7.000%	01/01/36	11	10,923
8.000%	09/01/24	—(r)	184
8.000%	11/01/24	—(r)	279
9.000%	02/01/25	1	805
9.000%	04/01/25	—(r)	333
Government National Mortgage Assoc.
2.000%	09/20/51	298	235,611
2.500%	12/20/46	83	69,347
2.500%	05/20/51	372	304,477
2.500%	08/20/51	1,402	1,146,868
3.000%	03/15/45	353	301,644
3.000%	07/20/46	331	286,102
3.000%	09/20/46	357	307,821
3.000%	10/20/46	90	77,306
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	04/20/47	419	$360,588
3.000%	12/20/48	272	233,960
3.000%	04/20/49	251	215,815
3.000%	07/20/49	65	55,762
3.000%	12/20/49	278	236,769
3.000%	09/20/51	972	826,408
3.500%	01/20/43	399	357,304
3.500%	04/20/43	188	168,573
3.500%	03/20/45	233	207,388
3.500%	04/20/45	187	167,055
3.500%	04/20/46	312	277,904
3.500%	07/20/46	455	404,731
3.500%	07/20/48	372	329,119
3.500%	11/20/48	98	86,523
3.500%	01/20/49	172	153,138
3.500%	05/20/49	321	283,633
4.000%	06/15/40	62	56,364
4.000%	08/20/46	189	172,600
4.000%	11/20/46	114	104,422
4.000%	09/20/47	150	137,730
4.000%	06/20/48	230	209,524
4.000%	02/20/49	206	187,895
4.500%	02/20/41	181	171,987
4.500%	03/20/41	153	145,327
4.500%	06/20/44	117	110,754
4.500%	09/20/46	134	125,028
4.500%	11/20/46	233	221,215
4.500%	01/20/47	30	28,694
4.500%	05/20/52	495	457,645
5.000%	07/15/33	57	55,662
5.000%	09/15/33	101	98,947
5.000%	04/15/34	30	29,124
5.000%	10/20/48	43	41,209
5.500%	03/15/34	104	102,870
5.500%	03/15/36	30	29,880
6.500%	07/15/32	7	7,387
6.500%	08/15/32	1	1,286
6.500%	08/15/32	3	2,622
6.500%	08/15/32	7	6,968
6.500%	08/15/32	40	41,043
7.000%	11/15/23	—(r)	5
7.000%	01/15/24	—(r)	222
7.000%	05/15/24	1	1,037
7.000%	08/15/28	12	12,346
7.500%	12/15/25	9	8,750
7.500%	02/15/26	2	2,140
8.500%	09/15/24	6	5,893
8.500%	04/15/25	—(r)	354
Resolution Funding Corp. Interest Strips, Bonds
2.895%(s)	01/15/30	350	256,221
3.555%(s)	04/15/30	675	486,538
Resolution Funding Corp. Principal Strips, Bonds
3.143%(s)	04/15/30	2,305	1,653,497
3.596%(s)	01/15/30	2,290	1,667,804
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	301,991
1.500%	09/15/31	500	383,563

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.875%	02/01/27	175	$164,227
5.880%	04/01/36	230	245,002
6.750%	11/01/25	510	524,866
7.125%	05/01/30	530	591,472

Total U.S. Government Agency Obligations (cost $91,650,333)			78,501,605
U.S. Treasury Obligations — 25.7%
U.S. Treasury Bonds
1.375%	11/15/40	4,940	2,922,319
1.625%	11/15/50	2,765	1,448,601
2.000%	11/15/41	1,645	1,067,708
2.000%	02/15/50	185	107,994
2.250%	05/15/41(k)	20,035	13,745,888
2.250%	08/15/49	385	239,662
2.375%	02/15/42	245	169,356
2.375%	05/15/51	715	453,690
2.875%	05/15/43(k)	1,515	1,122,284
3.000%	02/15/49	1,525	1,115,156
3.375%	11/15/48	1,020	800,381
3.625%	08/15/43	45	37,540
3.625%	02/15/53	310	256,573
3.750%	11/15/43	3,645	3,093,124
4.000%	11/15/42	80	71,050
U.S. Treasury Notes
3.875%	08/15/33	405	382,662
4.125%	08/31/30	700	679,219
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42	60	23,011
1.463%(s)	11/15/42	155	58,694
1.775%(s)	02/15/40	535	234,188
1.982%(s)	08/15/39	2,120	954,911
2.010%(s)	08/15/30	941	683,217
2.010%(s)	02/15/39	925	429,511
2.198%(s)	02/15/41	695	286,905
2.208%(s)	05/15/39	560	255,872
2.353%(s)	02/15/44	440	156,905
2.365%(s)	05/15/44	2,790	983,257
2.402%(s)	05/15/41	1,995	812,884
2.415%(s)	11/15/40	525	220,008
2.416%(s)	05/15/42	80	31,075
2.434%(s)	11/15/45	345	113,095
2.436%(s)	02/15/46	390	126,476
2.443%(s)	08/15/44	210	73,155
2.452%(s)	08/15/43	1,145	417,433
2.486%(s)	02/15/45	150	51,047
2.506%(s)	11/15/43	4,315	1,555,760
2.513%(s)	08/15/41	2,740	1,100,495
2.857%(s)	05/15/31	33	23,179
3.176%(s)	08/15/40	800	340,469
3.751%(s)	11/15/41	3,930	1,561,100
3.979%(s)	02/15/42	3,945	1,543,019

Total U.S. Treasury Obligations (cost $55,760,549)			39,748,873

Total Long-Term Investments (cost $184,306,485)			153,011,682

	Shares	Value
Short-Term Investment — 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,029,901)(wb)	3,029,901	$3,029,901

TOTAL INVESTMENTS—101.0% (cost $187,336,386)		156,041,583

Liabilities in excess of other assets(z) — (1.0)%		(1,490,137)

Net Assets — 100.0%		$154,551,446

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $492,656)	5.500%	TBA	10/12/23	$(500)	$(483,184)

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
87	2 Year U.S. Treasury Notes	Dec. 2023	$17,635,852	$(42,868)
76	3 Month CME SOFR	Mar. 2024	17,964,500	(14,984)
194	5 Year U.S. Treasury Notes	Dec. 2023	20,439,720	(185,779)
178	10 Year U.S. Treasury Notes	Dec. 2023	19,235,125	(351,727)
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	1,186,875	(53,326)
				(648,684)
Short Positions:
169	10 Year U.S. Ultra Treasury Notes	Dec. 2023	18,854,063	373,362
264	20 Year U.S. Treasury Bonds	Dec. 2023	30,038,250	1,553,583
				1,926,945
				$1,278,261
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,908	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	$—	$(9,790)	$(9,790)
2,332	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(4,576)	(4,576)
				$—	$(14,366)	$(14,366)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5